LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2016
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Tables [Abstract]
Discontinued operations and long- lived assets held for sale and liabilities directly associated with Long Lived assets held for sale Tables
		As of December 31,
		2015	2016
		(EUR in millions)
ASSETS
Cash and due from banks		993	203
Deposits with Central Bank		2,709	211
Securities purchased under agreements to resell		4	7
Interest bearing deposits with banks		137	91
Trading assets		346	563
Derivative assets		1,727	-
Available-for-sale securities		1,944	334
Held-to-maturity securities		1,210	-
Equity method investments		46	9
Loans		22,219	2,607
Less: Allowance for loan losses		(1,438)	(446)
Net loans		20,781	2,161
Goodwill		2	2
Software and other intangibles		92	4
Premises and equipment		528	34
Accrued interest receivable		326	11
Other assets		437	82
Valuation allowance related to assets of the discontinued operations		(3,619)	-
Total assets of the discontinued operations		27,663	3,712
Total assets of disposal groups classified as held for sale		693	-
TOTAL ASSETS		28,356	3,712

LIABILITIES AND SHAREHOLDERS’ EQUITY
Interest bearing deposits		16,499	2,961
Non-interest bearing deposits		2,377	18
Total deposits		18,876	2,979
Securities sold under agreements to repurchase		1,480	1
Derivative liabilities		768	2
Other borrowed funds		972	-
Accounts payable, accrued expenses and other liabilities		1,254	17
Long-term debt		2,738	2
Total liabilities of the discontinued operations		26,088	3,001
Total liabilities of disposal groups classified as held for sale		295	-
Total liabilities		26,383	3,001

	Year ended December 31,
	2014	2015	2016
	(EUR in millions)
Net interest income before provision for loan losses	1,358	1,560	707
Provision for loan losses	(405)	(470)	(213)
Net interest income after provision for loan losses	953	1,090	494
Total non-interest income / (loss) excluding gains / (losses) on investment securities	217	354	23

Net realized gains/(losses) on sales of available-for-sale securities	5	10	18
Other-Than-Temporary-Impairment (of which NIL was recognized in OCI)	(1)	(5)	(2)
Net gains on available for sale and held to maturity securities	4	5	16
Total non-interest income / (loss)	221	359	39

Total non-interest expense	(928)	(1,011)	(475)
Income before income tax	246	438	58
Income tax expense	(53)	(63)	(13)
Net Income from discontinuing operations before impairments	193	375	45
Impairment of goodwill and PPA's	-	(1,966)	-
Impairment of assets classified as discontinued operations	-	(3,619)	(5)
Losses from disposal of discontinued operations			(105)
Net Income / (loss) from discontinuing operations after impairments	193	(5,210)	(65)
Less: Net income attributable to the non-controlling interest	(7)	(1)	-
NET INCOME / (LOSS) attributable to NBG shareholders	186	(5,211)	(65)

	Year ended December 31,
	2014	2015	2016
	(EUR in millions)
Cash Flows from discontinued Operations
Cash flows used in operating activities	977	(21)	(441)
Cash flows provided by / (used in) investing activities	(3,343)	(2,991)	(1,256)